Investments (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Investments at Fair Value
The following is a summary of the investments held at fair value as of December 31, 2021 and 2020:

($ in thousands)	2021	2020
420 Capital	$68	$68
Lighthouse	542	1,049
Fleurish	—	51
Old Pal	592	—
IMC	4,710	—

Total Investments	$5,912	$1,168